Deferred income tax liabilities, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Deferred tax liabilities, net
At beginning of fiscal year	€ (1,130)	€ (5,192)	€ (5,315)
Recognized through equity / other comprehensive income		2,318
Recognized through profit or loss	(1,178)	1,744	123
At end of fiscal year	€ (2,308)	€ (1,130)	€ (5,192)